CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (USD per share)	$ 0.01
Preferred stock authorized (in shares)	100,000,000
Preferred stock issued (shares)	0
Preferred stock outstanding (shares)	0
Vimeo Inc.
Accounts receivable allowance	$ 476	$ 273
Preferred stock, par value (USD per share)	$ 0.01	$ 0.01
Preferred stock authorized (in shares)	50,000,000	50,000,000
Preferred stock issued (shares)	0	0
Preferred stock outstanding (shares)	0	0
Common Class A [Member]
Common stock, par value (USD per share)	$ 0.01
Common stock authorized (in shares)	1,600,000,000
Common stock issued (shares)	90
Common stock outstanding (shares)	90
Common Class A [Member] | Vimeo Inc.
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	150,000,000	75,000,000
Common stock issued (shares)	83,656,000	75,000,000
Common stock outstanding (shares)	83,656,000	75,000,000
Common Class B [Member]
Common stock, par value (USD per share)	$ 0.01
Common stock authorized (in shares)	400,000,000
Common stock issued (shares)	10
Common stock outstanding (shares)	10
Common Class B [Member] | Vimeo Inc.
Common stock, par value (USD per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	150,000,000	75,000,000
Common stock issued (shares)	66,285,000	66,021,000
Common stock outstanding (shares)	66,285,000	66,021,000